Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Ivy Funds VIP Global Bond
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Global Bond
Objective [Heading]	rr_ObjectiveHeading	Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP Global Bond seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of bonds of foreign and U.S. issuers. The Portfolio may invest in debt securities, including secured and unsecured loan assignments, loan participations and other loan instruments (loans), issued by foreign or U.S. companies of any size, including those in emerging markets, as well as in debt securities issued by foreign or U.S. governments. The Portfolio may invest up to 100% of its total assets in foreign securities and in securities denominated in currencies other than the U.S. dollar. The Portfolio may invest in securities of any maturity.

Under normal circumstances, the Portfolio invests at least 40% (or, if Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, deems it warranted by market conditions, at least 30%) of its total assets in securities of non-U.S. issuers. Under normal circumstances, the Portfolio will allocate its assets among at least three different countries (one of which may be the United States).

The Portfolio may invest in both investment and non-investment grade securities. It may invest up to 100% of its total assets in non-investment grade bonds, commonly called "high yield" or "junk" bonds, primarily of foreign issuers, that include bonds rated BB+ or lower by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio will invest in non-investment grade securities only if WRIMCO deems the risks to be consistent with the Portfolio's objectives. The Portfolio also may invest in equity securities of foreign and U.S. issuers to achieve income and/or its secondary objective of capital appreciation.

Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

WRIMCO may look at a number of factors in selecting securities for the Portfolio's holdings including: identifying fundamental global themes; country analysis (economic, legislative/judicial and demographic trends); credit analysis of the issuer (financial strength, cash flow, balance sheet, management, strategy and accounting); the maturity, quality, and denomination (U.S. dollar, euro, yen) of the issue; domicile and market share of the issuer; and analysis of the issuer's profit history through various economic cycles.

		Generally, in determining whether to sell a security, WRIMCO continues to analyze the factors considered for buying the security. WRIMCO also considers its assumptions regarding a company, an industry, the markets, an individual economy and/or the global economy. WRIMCO may sell a security to reduce the Portfolio's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. The Portfolio is not intended as a complete investment program. A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objectives. These include:
  Capital Repatriation Risk. Capital repatriation involves the transfer of corporate money or property from a foreign country back to its home country. The repatriation of capital with regard to investments made in certain securities or countries may be restricted during certain times from the date of such investments or even indefinitely. If the Portfolio is unable to repatriate capital from its investments, in whole or in part, this may have an adverse effect on the cash flows and/or performance of the Portfolio.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security's liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Portfolio's securities could affect the Portfolio's performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets.
  Extension Risk. A rise in interest rates could cause borrowers to pay back the principal on certain debt securities, such as mortgage-backed or asset-backed securities, more slowly than expected, thus lengthening the average life of such securities. This could cause the value of such securities to be more volatile or to decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s operations, products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. The risks may be exacerbated in connection with investments in emerging markets. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio's ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.
  Income Risk. The risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Portfolio's shareholders receive are affected by the income that the Portfolio receives from its portfolio holdings. If the income is reduced, distributions by the Portfolio to shareholders may be less.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio's securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Portfolio's debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Portfolio to experience a decline in its income. Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio's exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Loan Risk. In addition to the risks typically associated with fixed-income securities, loans carry other risks, including the risk of insolvency of the lending bank or other intermediary. The risks associated with loans are similar to the risks of low-rated debt securities or "junk" bonds since loans typically are below investment grade. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale, may be difficult to value, sometimes trade infrequently on the secondary market and generally are subject to extended settlement periods. Any of these factors may impair the Portfolio's ability to sell or realize promptly the full value of its loans in the event of a need to liquidate such loans. Accordingly, loans that have been sold may not be immediately available to meet redemptions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of the collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio's access to the collateral may be limited or delayed by bankruptcy and other insolvency laws. In addition, loans also are subject to the risk that a court could subordinate the loan to presently existing or future indebtedness or take other action detrimental to the holders of the loan. Further, in the event of a default, second or lower lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower's obligations to the senior secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Portfolio has an interest. Loans made to finance highly leveraged companies or to finance corporate acquisitions or other transactions may be especially vulnerable to adverse changes in economic or market conditions.
  With loan assignments, as an assignee, the Portfolio normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. With loan participations, the Portfolio may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the Portfolio could enforce its rights directly against the borrower.
  Low-Rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Portfolio's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.
  Small Company Risk. Securities of small capitalization companies are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations and such securities may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek, as a primary objective, a high level of current income and, as a secondary objective, capital growth when consistent with its primary objective. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide a high level of current income and capital appreciation is a secondary objective.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to those of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 3.51% (the first quarter of 2012) and the lowest quarterly return was -4.16% (the third quarter of 2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Ivy Funds VIP Global Bond | Ivy Funds VIP Global Bond
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	362
5 Years	rr_ExpenseExampleNoRedemptionYear05	628
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,386
2011	rr_AnnualReturn2011	0.08%
2012	rr_AnnualReturn2012	6.41%
2013	rr_AnnualReturn2013	1.74%
2014	rr_AnnualReturn2014	0.18%
2015	rr_AnnualReturn2015	(2.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	(2.65%)
5 Years	rr_AverageAnnualReturnYear05	1.11%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
Ivy Funds VIP Global Bond | Barclays Multiverse Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 23, 2010.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.29%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 23, 2010
Ivy Funds VIP Global Bond | Lipper Variable Annuity Global Income Funds Universe Average (net of fees and expenses) (Lipper peer group comparison begins on September 1, 2010.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2010